Average Annual Total Returns - FidelityFlex500IndexFund-PRO - FidelityFlex500IndexFund-PRO - Fidelity Flex 500 Index Fund	Apr. 29, 2023
Fidelity Flex 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.09%)
Past 5 years	9.42%
Since Inception	10.65%
Fidelity Flex 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.43%)
Past 5 years	8.95%
Since Inception	10.20%
Fidelity Flex 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.48%)
Past 5 years	7.39%
Since Inception	8.46%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.65%	[1]

[1]	A From March 9, 2017